OTHER REQUIRED DISCLOSURES (Financial debt reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	$ (3,298,942)	$ (1,218,635)
Cash flows	1,098,408	(2,052,414)
Reclassifications	0	0
Acquisitions - finance leases		(76,879)
Foreign exchange adjustments	(169,191)	(47,894)
Other non cash movements	258,940	96,880
Liabilities arising from financing activities, ending balance	(2,110,785)	(3,298,942)
Finance lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(77,035)	0
Cash flows	7,565	364
Reclassifications	0	0
Acquisitions - finance leases		(76,879)
Foreign exchange adjustments	(47,390)	(14,949)
Other non cash movements	43,032	14,429
Liabilities arising from financing activities, ending balance	(73,828)	(77,035)
Short term borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(1,505,570)	(821,893)
Cash flows	1,492,568	(540,918)
Reclassifications	(459,520)	(192,547)
Acquisitions - finance leases		0
Foreign exchange adjustments	(121,801)	(32,574)
Other non cash movements	194,467	82,362
Liabilities arising from financing activities, ending balance	(399,856)	(1,505,570)
Long term borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(1,716,337)	(396,742)
Cash flows	(401,725)	(1,511,860)
Reclassifications	459,520	192,547
Acquisitions - finance leases		0
Foreign exchange adjustments	0	(371)
Other non cash movements	21,441	89
Liabilities arising from financing activities, ending balance	$ (1,637,101)	$ (1,716,337)